LONG-TERM LOANS AND OTHER BORROWINGS - Bank loans (Details) RM in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2019 MYR (RM)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)
Borrowings and other credit facilities
Current maturities					Rp (13,409)			Rp (6,296)
Long-term portion				$ 3,230	44,843			33,743
Bank loans
Borrowings and other credit facilities
Total loans and other borrowings					26,670			23,286
Unamortized debt issuance cost					(65)			(61)
Gain on debt restructuring	Rp (4)	Rp (5)
Total loans and other borrowings					26,601			23,220
Current maturities					(5,434)			(4,472)
Long-term portion					21,167			18,748
Bank loans | Third parties
Borrowings and other credit facilities
Total loans and other borrowings					11,351			10,666
Bank loans | MUFG Bank, Ltd. ("MUFG Bank") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					2,981			3,011
Bank loans | MUFG Bank, Ltd. ("MUFG Bank") | USD
Borrowings and other credit facilities
Total loans and other borrowings				8	108		$ 10	144
Bank loans | Syndication of banks | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					1,250			1,750
Bank loans | Syndication of banks | USD
Borrowings and other credit facilities
Total loans and other borrowings				37	514		37	532
Bank loans | PT Bank Central Asia Tbk ("BCA") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					1,665			740
Bank loans | PT Bank DBS Indonesia | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					770			379
Bank loans | United Overseas Bank Limited ("UOB Singapore") | USD
Borrowings and other credit facilities
Total loans and other borrowings				$ 40	556		49	710
Bank loans | PT Bank BTPN ("BTPN") (Previously Sumitomo) | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					537			661
Bank loans | Citibank | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					500			1,000
Bank loans | PT Bank HSBC | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					500
Bank loans | Bank of China | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					500
Bank loans | PT Bank ANZ Indonesia | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					440			440
Bank loans | Bank CIMB Niaga | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					439			462
Bank loans | United Overseas Bank Limited ("UOB Indonesia") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					357			428
Bank loans | PT Bank ICBC Indonesia ("ICBC") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					159			204
Bank loans | Exim Bank of Malaysia Berhad | Malaysian ringgits
Borrowings and other credit facilities
Total loans and other borrowings			RM 8		28	RM 23		81
Bank loans | Japan Bank for International Cooperation ("JBIC") | USD
Borrowings and other credit facilities
Total loans and other borrowings							$ 3	45
Bank loans | Others | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					9			33
Bank loans | Others | Malaysian ringgits
Borrowings and other credit facilities
Total loans and other borrowings			RM 11		38	RM 13		46
Bank loans | Related parties
Borrowings and other credit facilities
Total loans and other borrowings					15,319			12,620
Bank loans | Bank Mandiri | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					7,611			4,546
Bank loans | BNI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					5,898			6,826
Bank loans | BRI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					1,758			Rp 1,248
Bank loans | BNI Syariah | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings					Rp 52